MFS(R) CASH RESERVE FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) GLOBAL EQUITY FUND*
                          MFS(R) EMERGING GROWTH FUND*
                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) GLOBAL GROWTH FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                                MFS(R) BOND FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                              MFS(R) RESEARCH FUND*
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                           MFS(R) STRATEGIC VALUE FUND
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                          MFS(R) STRATEGIC INCOME FUND
                              MFS(R) UTILITIES FUND
                          MFS(R) LIMITED MATURITY FUND*
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                           MFS(R) LARGE CAP VALUE FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) MID CAP GROWTH FUND*
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
                                MFS(R) VALUE FUND
                            MFS(R) NEW DISCOVERY FUND
                             MFS(R) TECHNOLOGY FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                               MFS(R) INCOME FUND
                             MFS(R) HIGH YIELD FUND
                           MFS(R) EUROPEAN EQUITY FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                            MFS(R) JAPAN EQUITY FUND
                            MFS(R) NEW ENDEAVOR FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                          MFS(R) MULTI CAP GROWTH FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                          MFS(R) INTERNATIONAL ADR FUND
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                      MFS(R) GLOBAL FINANCIAL SERVICES FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                      MFS(R) MUNICIPAL SERIES STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

                        Supplement to Current Prospectus

The following changes to each Fund's Prospectus are effective March 30, 2001:

o The paragraph captioned "Purchases Subject to a CDSC (but not an initial sales charge)" under "Description of Share Classes - Class A Shares" is revised in its entirety, as follows:

          "Purchases Subject to a CDSC (but not an initial sales charge)." You pay no initial sales charge when you invest $1 million or more in Class A shares (or, with respect to certain retirement plans, if MFD determines in its sole discretion that the total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) will equal or exceed $1 million within a reasonable period of time).  However,
          a CDSC of 1% will be deducted from your redemption proceeds if you redeem within 12 months of purchase.

o The second paragraph under the caption "Purchases Subject to a CDSC (but not an initial sales charge)" under "Description of Share Classes - Class A Shares" is deleted.

                 The date of this Supplement is March 30, 2001.

*El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.